Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.92654%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,698,375.80

Principal:
Principal Collections	$20,295,279.24
Prepayments in Full	$8,099,146.53
Liquidation Proceeds	$232,293.24
Recoveries	$104,495.43
Sub Total	$28,731,214.44
Collections	$30,429,590.24

Purchase Amounts:
Purchase Amounts Related to Principal	$16,073.05
Purchase Amounts Related to Interest	$119.54
Sub Total	$16,192.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,445,782.83

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,445,782.83
Servicing Fee	$454,754.80	$454,754.80	$0.00	$0.00	$29,991,028.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,991,028.03
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,991,028.03
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,991,028.03
Interest - Class A-3 Notes	$864,374.37	$864,374.37	$0.00	$0.00	$29,126,653.66
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$28,525,440.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,525,440.16
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$28,326,880.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,326,880.91
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$28,189,551.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,189,551.41
Regular Principal Payment	$25,958,781.62	$25,958,781.62	$0.00	$0.00	$2,230,769.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,230,769.79
Residual Released to Depositor	$0.00	$2,230,769.79	$0.00	$0.00	$0.00
Total		$30,445,782.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,958,781.62
Total					$25,958,781.62

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,958,781.62	$50.01	$864,374.37	$1.67	$26,823,155.99	$51.68
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$25,958,781.62	$16.44	$1,801,476.62	$1.14	$27,760,258.24	$17.58

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$231,528,847.85	0.4460713	$205,570,066.23	0.3960582
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$467,648,847.85	0.2961790	$441,690,066.23	0.2797383

Pool Information
Weighted Average APR	3.588%	3.615%
Weighted Average Remaining Term	32.57	31.87
Number of Receivables Outstanding	28,599	27,786
Pool Balance	$545,705,758.57	$516,570,257.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$502,676,543.37	$476,280,729.24
Pool Factor	0.3126711	0.2959774

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$40,289,528.44
Targeted Overcollateralization Amount	$74,880,191.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,880,191.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$492,708.83
(Recoveries)		73	$104,495.43
Net Loss for Current Collection Period			$388,213.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8537%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7064%
Second Prior Collection Period			0.1830%
Prior Collection Period			0.7287%
Current Collection Period			0.8771%
Four Month Average (Current and Prior Three Collection Periods)			0.6238%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,010	$11,272,898.55
(Cumulative Recoveries)			$1,543,813.11
Cumulative Net Loss for All Collection Periods			$9,729,085.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5574%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,608.41
Average Net Loss for Receivables that have experienced a Realized Loss			$4,840.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.64%	297	$8,477,608.48
61-90 Days Delinquent	0.25%	48	$1,293,049.39
91-120 Days Delinquent	0.08%	13	$407,645.32
Over 120 Days Delinquent	0.15%	27	$778,829.20
Total Delinquent Receivables	2.12%	385	$10,957,132.39

Repossession Inventory:
Repossessed in the Current Collection Period		17	$447,698.73
Total Repossessed Inventory		23	$703,731.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3161%
Prior Collection Period			0.3427%
Current Collection Period			0.3167%
Three Month Average			0.3251%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4800%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$2,985,300.79
2 Months Extended	165	$4,850,936.23
3+ Months Extended	33	$946,016.81

Total Receivables Extended	304	$8,782,253.83
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer